Income taxes - Deferred Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss and tax credit carryforwards	€ 949	€ 2,522
Prepaid expense and other current assets	5,042	2,458
Deferred rent	1,778	1,429
Property and Equipment	459	537
Accrued expenses and other current liabilities	1,381	473
Intangible assets, net	372	0
Other long-term liabilities	299	326
Other	329	405
Total deferred tax assets	10,609	8,150
Less valuation allowance	0	(348)
Net deferred tax assets	10,609	7,802
Deferred tax liabilities:
Intangible assets, net	53,499	53,981
Property and equipment	2,778	2,059
Accrued expenses and other current liabilities	448	67
Other	434	0
Total deferred tax liabilities	57,159	56,107
Net deferred tax asset/(liability)	(46,550)	(48,305)
Net operating loss carryforwards	700	€ 3,200	€ 3,200
Decrease in NOL	(1,600)
Decrease in tax-effected valuation allowance	300
Undistributed earnings of foreign subsidiaries (less than)	€ 2,000